3. Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [abstract]
Cash and bank deposits	R$ 427,608	R$ 246,528
Cash equivalents	599,254	315,679
Total	R$ 1,026,862	R$ 562,207	R$ 1,072,332	R$ 1,898,773